Loan Receivable - Additional Information (Detail) (USD $)	0 Months Ended	12 Months Ended
	Oct. 19, 2012	Dec. 31, 2013	Dec. 31, 2012
Accounts, Notes, Loans and Financing Receivable [Line Items]
Term loan facility	$ 1,000,000
Percentage of interest on Term loan facility	15.00%	15.00%	15.00%
Term loan maturity date	2017-10-18
Estimated future cash flow projections, effective interest rate		18.00%
Term Loan Facility [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Percentage of interest receivable on gross revenue		15.00%
Gross revenue		10,000,000
Patents [Member] | Term Loan Facility [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Percentage of interest receivable on gross revenue		10.00%
Gross revenue		$ 10,000,000